                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
 (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Aggressive Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2005

                                                  RUSSELL             LIPPER
                                                     3000          MULTI-CAP
                                                   GROWTH             GROWTH
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
  11.99%      11.78%      11.76%      12.19%       6.60%             10.30%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

For much of the six months ended January 31, 2005, the market's momentum was limited by investors' concern over the ongoing conflict in Iraq, terrorism fears and uncertainty related to the presidential election. Volatile energy prices also added to investors' apprehension over the six months. While the market was hindered by these anxieties, manufacturing activity was strong and corporate earnings were generally impressive over the period, and the Federal Open Market Committee's interest rate increases were widely anticipated and implemented at a measured pace. Although consumer confidence was weak over most of the period, it staged a rebound in December as job prospects improved. Anxieties related to oil prices and the election were greatly alleviated at the end of the period as oil prices fell from their highs and the presidential election concluded without incident. These events supported an equities rally at the end of 2004, though this momentum ended in January and stocks fell in the final month of the period.

PERFORMANCE ANALYSIS

Morgan Stanley Aggressive Equity Fund outperformed the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index for the six months ended January 31, 2005, assuming no deduction of applicable sales charges. The Fund's outperformance for the period was driven largely by its positions in the health care, technology and financial services sectors. An underweighted position in health care stocks relative to the Russell 3000 Growth Index and stock selection within the sector were positive for performance, as the Fund made gains based on its holdings of medical and dental instrument and supply companies while minimizing its exposure to underperforming pharmaceuticals companies. Within the technology sector, the Fund's exposure to a number of communication technology, software and semiconductors companies was a positive driver of performance. An underweighted position in the sector relative to the Russell 3000 Growth Index was also beneficial during the period. Both stock selection in financial services and an underweighted position in the sector relative to the Russell 3000 Growth Index further helped performance. Diversified financials, financial information services and investment management companies were particular areas of strength for the Fund within the sector.

While every sector contributed positively to the Fund's returns, stock selection was not uniformly strong. The benefits of the Fund's overweighting in consumer discretionary stocks relative to the Russell 3000 Growth Index were limited by the underperformance of retailers and commercial services companies. Weakness in the Fund's oil well equipment and service positions similarly hindered returns, although their impact was more than offset by the overweighting relative to the Russell 3000 Growth Index in the broader energy sector.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   Station Casinos Inc.                                 4.4%
   Ultra Petroleum Corp. (Canada)                       4.1
   Carnival Corp.                                       3.7
   QUALCOMM Inc.                                        3.5
   eBay Inc.                                            3.4
   Corporate Executive Board Co. (The)                  3.2
   Yahoo! Inc.                                          3.2
   Genentech, Inc.                                      2.9
   Electronic Arts Inc.                                 2.9
   International Game Technology                        2.6

   TOP FIVE INDUSTRIES
   Casinos/Gaming                                      11.0%
   Medical Specialties                                  7.8
   Other Consumer Services                              5.9
   Internet Software/Services                           4.7
   Restaurants                                          4.4

Data as of January 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF U.S. OR FOREIGN COMPANIES THAT OFFER THE POTENTIAL FOR SUPERIOR EARNINGS GROWTH IN THE OPINION OF THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC. THE FUND'S OTHER EQUITY SECURITIES MAY INCLUDE PREFERRED STOCK, DEPOSITARY RECEIPTS OR SECURITIES CONVERTIBLE INTO COMMON STOCK.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE

SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 02/24/99)         (since 02/24/99)         (since 02/24/99)          (since 02/24/99)
   SYMBOL                              AEQAX                     AEQBX                    AEQCX                    AEQDX
   1 YEAR                               4.71%(3)                  4.08%(3)                 4.08%(3)                 5.10%(3)
                                       (0.79)(4)                 (0.92)(4)                 3.08(4)                    --
   5 YEARS                             (6.53)(3)                 (7.22)(3)                (7.20)(3)                (6.31)(3)
                                       (7.53)(4)                 (7.55)(4)                (7.20)(4)                   --
   SINCE INCEPTION                      1.06(3)                   0.31(3)                  0.33(3)                  1.30(3)
                                        0.15(4)                   0.16(4)                  0.33(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 - 01/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                   -------------       -------------       ---------------
                                                                                                             08/01/04 -
                                                                     08/01/04            01/31/05             01/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (11.99% return)......................................         $1,000.00           $1,119.90             $ 7.59
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.05             $ 7.22
CLASS B
Actual (11.78% return)......................................         $1,000.00           $1,117.80             $11.58
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.27             $11.02
CLASS C
Actual (11.76% return)......................................         $1,000.00           $1,117.60             $11.58
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.27             $11.02
CLASS D
Actual (12.19% return)......................................         $1,000.00           $1,121.90             $ 6.26
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.31             $ 5.96

------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.42%, 2.17%, 2.17% and 1.17% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.0%)
              Advertising/Marketing
              Services (2.1%)
  165,100     Lamar Advertising Co.
               (Class A)*..............  $  7,095,998
                                         ------------
              Air Freight/Couriers
              (1.5%)
   98,100     C.H. Robinson Worldwide,
               Inc. ...................     5,052,150
                                         ------------
              Apparel/Footwear (1.2%)
   76,000     Coach, Inc.*.............     4,263,600
                                         ------------
              Apparel/Footwear Retail
              (1.6%)
  103,100     Chico's FAS, Inc.*.......     5,431,308
                                         ------------
              Biotechnology (2.9%)
  212,600     Genentech, Inc.*.........    10,143,146
                                         ------------
              Broadcasting (1.0%)
  127,300     Univision Communications
               Inc. (Class A)*.........     3,476,563
                                         ------------
              Casino/Gaming (11.0%)
  149,800     GTECH Holdings Corp. ....     3,502,324
  284,200     International Game
               Technology..............     8,895,460
   40,008     Las Vegas Sands Corp.*...     1,736,347
   85,600     Penn National Gaming,
               Inc.*...................     5,614,504
  247,800     Station Casinos, Inc. ...    15,239,700
   46,250     Wynn Resorts, Ltd.*......     3,032,150
                                         ------------
                                           38,020,485
                                         ------------
              Chemicals: Agricultural
              (2.0%)
  127,900     Monsanto Co. ............     6,923,227
                                         ------------
              Computer Processing
              Hardware (2.0%)
  168,600     Dell Inc.*...............     7,040,736
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Construction Materials
              (1.7%)
   66,500     Rinker Group Ltd. (ADR)
               (Australia).............  $  5,752,250
                                         ------------
              Discount Stores (1.1%)
   39,100     Kmart Holding Corp.*.....     3,682,438
                                         ------------
              Financial Conglomerates
              (1.7%)
  169,700     Brascan Corp. (Class A)
               (Canada)................     5,778,285
                                         ------------
              Financial Publishing/
              Services (1.2%)
   49,400     Moody's Corp. ...........     4,138,732
                                         ------------
              Gas Distributors (1.2%)
   79,800     Questar Corp. ...........     4,053,840
                                         ------------
              Hotels/Resorts/
              Cruiselines (4.1%)
  223,500     Carnival Corp.
               (Panama)................    12,873,600
   24,700     Royal Caribbean Cruises
               Ltd. (Liberia)..........     1,309,100
                                         ------------
                                           14,182,700
                                         ------------
              Insurance Brokers/
              Services (1.1%)
   79,800     ChoicePoint Inc.*........     3,670,800
                                         ------------
              Integrated Oil (1.0%)
  107,500     Suncor Energy, Inc.
               (Canada)................     3,440,000
                                         ------------
              Internet Software/
              Services (4.7%)
   27,300     Google Inc. (Class A)*...     5,340,699
  309,000     Yahoo! Inc.*.............    10,879,890
                                         ------------
                                           16,220,589
                                         ------------
              Investment Banks/ Brokers
              (1.3%)
  150,575     Greenhill & Co., Inc. ...     4,466,055
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Managers
              (1.0%)
  135,100     Calamos Asset Management
               Inc. (Class A)*.........  $  3,412,626
                                         ------------
              Managed Health Care
              (2.6%)
   99,200     UnitedHealth Group
               Inc.*...................     8,818,880
                                         ------------
              Medical Distributors
              (1.7%)
  124,700     Patterson Companies
               Inc.*...................     5,808,526
                                         ------------
              Medical Specialties
              (7.8%)
   91,100     Dade Behring Holdings
               Inc.*...................     5,206,365
   86,700     Fisher Scientific
               International, Inc.*....     5,475,105
  128,200     INAMED Corp.*............     8,871,440
  113,184     Kinetic Concepts,
               Inc.*...................     7,356,960
                                         ------------
                                           26,909,870
                                         ------------
              Miscellaneous Commercial
              Services (3.1%)
  170,400     Corporate Executive Board
               Co. (The)...............    10,888,560
                                         ------------
              Oil & Gas Production
              (4.0%)
  271,600     Ultra Petroleum Corp.
               (Canada)*...............    13,995,548
                                         ------------
              Other Consumer Services
              (5.9%)
  112,600     Apollo Group, Inc. (Class
               A)*.....................     8,804,194
  142,600     eBay Inc.*...............    11,621,900
                                         ------------
                                           20,426,094
                                         ------------
              Packaged Software (1.0%)
   61,700     Adobe Systems, Inc.*.....     3,510,730
      234     Computer Associates
               International, Inc. ....         6,362
                                         ------------
                                            3,517,092
                                         ------------
              Precious Metals (2.0%)
  171,900     Newmont Mining Corp. ....     7,149,321
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property -- Casualty
              Insurers (2.0%)
    1,207     Berkshire Hathaway, Inc.
               (Class B)*..............  $  3,613,891
    5,875     White Mountains Insurance
               Group, Ltd. (Bermuda)...     3,472,125
                                         ------------
                                            7,086,016
                                         ------------
              Real Estate Investment
              Trusts (1.1%)
  102,500     Plum Creek Timber Co.,
               Inc. ...................     3,661,300
                                         ------------
              Recreational Products
              (3.8%)
  153,800     Electronic Arts Inc.*....     9,895,492
  100,000     Shanda Interactive
               Entertainment Ltd. (ADR)
               (Cayman Islands)*.......     3,280,000
                                         ------------
                                           13,175,492
                                         ------------
              Restaurants (4.4%)
  190,990     AFC Enterprises, Inc.*...     4,725,093
   99,600     P.F. Chang's China
               Bistro, Inc.*...........     5,536,764
  158,400     Sonic Corp.*.............     5,043,456
                                         ------------
                                           15,305,313
                                         ------------
              Semiconductors (1.5%)
  152,800     Marvell Technology Group
               Ltd. (Bermuda)*.........     5,111,160
                                         ------------
              Services to the Health
              Industry (1.8%)
  117,700     Stericycle, Inc.*........     6,053,311
                                         ------------
              Specialty Stores (3.3%)
   62,700     Guitar Center, Inc.*.....     3,589,575
  136,900     PETsMART, Inc. ..........     4,138,487
  123,500     Tuesday Morning Corp.*...     3,548,155
                                         ------------
                                           11,276,217
                                         ------------
              Specialty
              Telecommunications (1.4%)
  302,116     Crown Castle
               International Corp.*....     4,954,702
                                         ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication
              Equipment (3.5%)
  324,400     QUALCOMM Inc. ...........  $ 12,080,656
                                         ------------
              Wholesale Distributors
              (1.1%)
  128,200     SCP Pool Corp. ..........     3,810,104
                                         ------------
              Wireless
              Telecommunications (1.6%)
  105,400     America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................     5,592,524
                                         ------------
              Total Common Stocks
              (Cost $306,209,000)......   341,866,214
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.5%)
              Repurchase Agreement
  $ 1,767     Joint repurchase
               agreement account 2.485%
               due 02/01/05 (dated
               01/31/05; proceeds
               $1,767,122) (a)
               (Cost $1,767,000).......  $  1,767,000
                                         ------------

Total Investments
(Cost $307,976,000) (b).....    99.5%     343,633,214
Other Assets in Excess of
Liabilities.................     0.5        1,593,905
                               -----     ------------
Net Assets..................   100.0%    $345,227,119
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $39,987,874 and the aggregate gross unrealized depreciation is $4,330,660, resulting in net unrealized appreciation of $35,657,214.

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
SUMMARY OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Casino/Gaming...............................................  $ 38,020,485       11.0%
Medical Specialties.........................................    26,909,870        7.8
Other Consumer Services.....................................    20,426,094        5.9
Internet Software/Services..................................    16,220,589        4.7
Restaurants.................................................    15,305,313        4.4
Hotels/Resorts/Cruiselines..................................    14,182,700        4.1
Oil & Gas Production........................................    13,995,548        4.0
Recreational Products.......................................    13,175,492        3.8
Telecommunication Equipment.................................    12,080,656        3.5
Specialty Stores............................................    11,276,217        3.3
Miscellaneous Commercial Services...........................    10,888,560        3.1
Biotechnology...............................................    10,143,146        2.9
Managed Health Care.........................................     8,818,880        2.6
Precious Metals.............................................     7,149,321        2.0
Advertising/Marketing Services..............................     7,095,998        2.1
Property -- Casualty Insurers...............................     7,086,016        2.0
Computer Processing Hardware................................     7,040,736        2.0
Chemicals: Agricultural.....................................     6,923,227        2.0
Services to the Health Industry.............................     6,053,311        1.8
Medical Distributors........................................     5,808,526        1.7
Financial Conglomerates.....................................     5,778,285        1.7
Construction Materials......................................     5,752,250        1.7
Wireless Telecommunications.................................     5,592,524        1.6
Apparel/Footwear Retail.....................................     5,431,308        1.6
Semiconductors..............................................     5,111,160        1.5
Air Freight/Couriers........................................     5,052,150        1.5
Specialty Telecommunications................................     4,954,702        1.4
Investment Banks/Brokers....................................     4,466,055        1.3
Apparel/Footwear............................................     4,263,600        1.2
Financial Publishing/Services...............................     4,138,732        1.2
Gas Distributors............................................     4,053,840        1.2
Wholesale Distributors......................................     3,810,104        1.1
Discount Stores.............................................     3,682,438        1.1
Insurance Brokers/Services..................................     3,670,800        1.1
Real Estate Investment Trusts...............................     3,661,300        1.1
Packaged Software...........................................     3,517,092        1.0
Broadcasting................................................     3,476,563        1.0
Integrated Oil..............................................     3,440,000        1.0
Investment Managers.........................................     3,412,626        1.0
Repurchase Agreement........................................     1,767,000        0.5
                                                              ------------       ----
                                                              $343,633,214       99.5%
                                                              ============       ====

                       See Notes to Financial Statements
 10

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $307,976,000)................  $343,633,214
Receivable for:
    Investments sold.................     4,896,353
    Dividends........................        58,355
    Shares of beneficial interest
      sold...........................        29,800
    Foreign withholding taxes
      reclaimed......................         7,977
Prepaid expenses and other assets....        83,903
                                       ------------
    Total Assets.....................   348,709,602
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     2,214,795
    Shares of beneficial interest
      redeemed.......................       666,972
    Distribution fee.................       288,182
    Investment advisory fee..........       200,419
    Administration fee...............        23,930
Accrued expenses and other
  payables...........................        88,185
                                       ------------
    Total Liabilities................     3,482,483
                                       ------------
    Net Assets.......................  $345,227,119
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $733,950,526
Net unrealized appreciation..........    35,659,679
Accumulated net investment loss......    (2,356,566)
Accumulated net realized loss........  (422,026,520)
                                       ------------
    Net Assets.......................  $345,227,119
                                       ============
Class A Shares:
Net Assets...........................   $14,410,464
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,542,189
    Net Asset Value Per Share........         $9.34
                                       ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of
      net asset value)...............         $9.86
                                       ============
Class B Shares:
Net Assets...........................  $296,224,003
Shares Outstanding (unlimited
  authorized, $.01 par value)........    33,223,155
    Net Asset Value Per Share........         $8.92
                                       ============
Class C Shares:
Net Assets...........................   $32,719,497
Shares Outstanding (unlimited
  authorized, $.01 par value)........     3,665,355
    Net Asset Value Per Share........         $8.93
                                       ============
Class D Shares:
Net Assets...........................    $1,873,155
Shares Outstanding (unlimited
  authorized, $.01 par value)........       197,543
    Net Asset Value Per Share........         $9.48
                                       ============

Statement of Operations
For the six months ended January 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $2,756 foreign
  withholding tax)...................  $   1,463,111
Interest.............................         35,785
                                       -------------
    Total Income.....................      1,498,896
                                       -------------
Expenses
Distribution fee (Class A shares)....         20,049
Distribution fee (Class B shares)....      1,552,904
Distribution fee (Class C shares)....        169,496
Investment advisory fee..............      1,286,456
Transfer agent fees and expenses.....        602,923
Administration fee...................         73,245
Shareholder reports and notices......         54,952
Professional fees....................         28,635
Registration fees....................         25,079
Custodian fees.......................         21,816
Trustees' fees and expenses..........          1,685
Other................................         18,007
                                       -------------
    Total Expenses...................      3,855,247
                                       -------------
    Net Investment Loss..............     (2,356,351)
                                       -------------
Net Realized and Unrealized Gain
(Loss):
Net realized gain....................     20,986,658
Net change in unrealized
  appreciation/depreciation..........     21,448,364
                                       -------------
    Net Gain.........................     42,435,022
                                       -------------
Net Increase.........................  $  40,078,671
                                       =============

                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2005   JULY 31, 2004
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $ (2,356,351)    $ (6,470,810)
Net realized gain...........................................      20,986,658       68,831,800
Net change in unrealized appreciation/depreciation..........      21,448,364      (25,961,207)
                                                                ------------     ------------
    Net Increase............................................      40,078,671       36,399,783

Net decrease from transactions in shares of beneficial
  interest..................................................     (61,410,992)    (118,954,439)
                                                                ------------     ------------
    Net Decrease............................................     (21,332,321)     (82,554,656)
Net Assets:
Beginning of period.........................................     366,559,440      449,114,096
                                                                ------------     ------------
End of Period
(Including accumulated net investment losses of $2,356,566
  and $215, respectively)...................................    $345,227,119     $366,559,440
                                                                ============     ============

                       See Notes to Financial Statements
 12

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of daily net assets in excess of $3 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,322,074 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

shares and Class C shares of $2,000, $369,357 and $1,142, respectively and received $6,766 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months January 31, 2005 aggregated $256,007,791 and $320,675,633, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $177,504 and $282,052, respectively including a net realized gain of $50,928.

For the six months ended January 31, 2005, the Fund incurred brokerage commissions of $14,889 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2005, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 70,187 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $22,300.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the Fund had a net capital loss carryforward of $442,703,533 of which $321,646,810 will expire on July 31, 2010 and $121,056,723 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Legal Matters
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks,

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)  continued

among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                      JANUARY 31, 2005                   JULY 31, 2004
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................     183,478   $  1,537,262           220,437   $   1,847,474
Redeemed........................................    (628,290)    (5,603,331)         (611,642)     (5,246,780)
                                                  ----------   ------------       -----------   -------------
Net decrease -- Class A.........................    (444,812)    (4,066,069)         (391,205)     (3,399,306)
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................     357,314      3,089,403         1,388,713      11,363,567
Redeemed........................................  (6,487,596)   (55,250,194)      (14,138,172)   (116,228,250)
                                                  ----------   ------------       -----------   -------------
Net decrease -- Class B.........................  (6,130,282)   (52,160,791)      (12,749,459)   (104,864,683)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................      66,941        576,000           226,518       1,868,007
Redeemed........................................    (618,906)    (5,298,799)       (1,452,268)    (11,955,602)
                                                  ----------   ------------       -----------   -------------
Net decrease -- Class C.........................    (551,965)    (4,722,799)       (1,225,750)    (10,087,595)
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................       2,548         23,062           110,174         951,405
Redeemed........................................     (52,499)      (484,395)         (179,248)     (1,554,260)
                                                  ----------   ------------       -----------   -------------
Net decrease -- Class D.........................     (49,951)      (461,333)          (69,074)       (602,855)
                                                  ----------   ------------       -----------   -------------
Net decrease in Fund............................  (7,177,010)  $(61,410,992)      (14,435,488)  $(118,954,439)
                                                  ==========   ============       ===========   =============

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                     FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED     ---------------------------------------------------------
                                          JANUARY 31, 2005     2004        2003        2002        2001        2000
                                          ----------------   ---------   ---------   ---------   ---------   ---------
                                            (unaudited)
Class A Shares

Selected Per Share Data:

Net asset value, beginning of period....         $8.34          $7.71       $7.51       $9.62      $15.24      $10.87
                                                 -----          -----       -----       -----      ------      ------

Income (loss) from investment
 operations:
    Net investment loss++...............         (0.03)         (0.07)      (0.02)      (0.03)       0.00       (0.08)
    Net realized and unrealized gain
    (loss)..............................          1.03           0.70        0.22       (2.05)      (3.90)       4.45
                                                 -----          -----       -----       -----      ------      ------

Total income (loss) from investment
 operations.............................          1.00           0.63        0.20       (2.08)      (3.90)       4.37
                                                 -----          -----       -----       -----      ------      ------

Less distributions from net realized
 gains..................................            --             --          --       (0.03)      (1.72)         --
                                                 -----          -----       -----       -----      ------      ------

Net asset value, end of period..........         $9.34          $8.34       $7.71       $7.51      $ 9.62      $15.24
                                                 =====          =====       =====       =====      ======      ======

Total Return+...........................         11.99%(1)       8.17%       2.66%     (21.65)%    (28.31)%     40.20%

Ratios to Average Net Assets(3):
Expenses................................          1.42%(2)       1.37%       1.40%       1.29%       1.16%       1.18%

Net investment loss.....................         (0.59)%(2)     (0.77)%     (0.32)%     (0.39)%     (0.03)%     (0.55)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................       $14,410        $16,564     $18,340     $21,888     $39,662     $67,267

Portfolio turnover rate.................            72%(1)        219%        263%        325%        399%        432%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                           MONTHS ENDED     -----------------------------------------------------------
                                         JANUARY 31, 2005     2004        2003        2002        2001         2000
                                         ----------------   ---------   ---------   ---------   ---------   -----------
                                           (unaudited)
Class B Shares

Selected Per Share Data:

Net asset value, beginning of period...         $7.98          $7.44       $7.31       $9.42      $15.08        $10.84
                                                -----          -----       -----       -----      ------        ------

Income (loss) from investment
 operations:
    Net investment loss++..............         (0.06)         (0.12)      (0.08)      (0.10)      (0.10)        (0.19)
    Net realized and unrealized gain
    (loss).............................          1.00           0.66        0.21       (1.98)      (3.84)         4.43
                                                -----          -----       -----       -----      ------        ------

Total income (loss) from investment
 operations............................          0.94           0.54        0.13       (2.08)      (3.94)         4.24
                                                -----          -----       -----       -----      ------        ------

Less distributions from net realized
 gains.................................            --             --          --       (0.03)      (1.72)           --
                                                -----          -----       -----       -----      ------        ------

Net asset value, end of period.........         $8.92          $7.98       $7.44       $7.31      $ 9.42        $15.08
                                                =====          =====       =====       =====      ======        ======

Total Return+..........................         11.78%(1)       7.26%       1.78%     (22.11)%    (28.93)%       39.11%

Ratios to Average Net Assets(3):
Expenses...............................          2.17%(2)       2.13%       2.15%       2.05%       1.94%         1.93%

Net investment loss....................         (1.34)%(2)     (1.53)%     (1.07)%     (1.15)%     (0.81)%       (1.30)%

Supplemental Data:
Net assets, end of period, in
 thousands.............................      $296,224       $314,195    $387,751    $492,959    $881,115    $1,364,482

Portfolio turnover rate................            72%(1)        219%        263%        325%        399%          432%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                           MONTHS ENDED     -----------------------------------------------------------
                                         JANUARY 31, 2005     2004        2003        2002        2001         2000
                                         ----------------   ---------   ---------   ---------   ---------   -----------
                                           (unaudited)
Class C Shares

Selected Per Share Data:

Net asset value, beginning of period...         $7.99          $7.45       $7.32       $9.42      $15.08        $10.84
                                                -----          -----       -----       -----      ------        ------

Income (loss) from investment
 operations:
    Net investment loss++..............         (0.06)         (0.12)      (0.08)      (0.09)      (0.10)        (0.19)
    Net realized and unrealized gain
    (loss).............................          1.00           0.66        0.21       (1.98)      (3.84)         4.43
                                                -----          -----       -----       -----      ------        ------

Total income (loss) from investment
 operations............................          0.94           0.54        0.13       (2.07)      (3.94)         4.24
                                                -----          -----       -----       -----      ------        ------

Less distributions from net realized
 gains.................................            --             --          --       (0.03)      (1.72)           --
                                                -----          -----       -----       -----      ------        ------

Net asset value, end of period.........         $8.93          $7.99       $7.45       $7.32      $ 9.42        $15.08
                                                =====          =====       =====       =====      ======        ======

Total Return+..........................         11.76%(1)       7.25%       1.78%     (22.00)%    (28.93)%       39.11%

Ratios to Average Net assets(3):
Expenses...............................          2.17%(2)       2.12%       2.15%       1.93%       1.94%         1.93%

Net investment loss....................         (1.34)%(2)     (1.52)%     (1.07)%     (1.03)%     (0.81)%       (1.30)%

Supplemental Data:
Net assets, end of period, in
 thousands.............................       $32,719        $33,710     $40,555     $49,639     $83,603      $127,180

Portfolio turnover rate................            72%(1)        219%        263%        325%        399%          432%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                           MONTHS ENDED     -----------------------------------------------------------
                                         JANUARY 31, 2005     2004        2003        2002        2001         2000
                                         ----------------   ---------   ---------   ---------   ---------   -----------
                                           (unaudited)
Class D Shares

Selected Per Share Data:

Net asset value, beginning of period...         $8.45          $7.80       $7.58       $9.68      $15.30        $10.89
                                                -----          -----       -----       -----      ------        ------

Income (loss) from investment
 operations:
    Net investment income (loss)++.....         (0.02)         (0.04)      (0.01)      (0.01)       0.02         (0.06)
    Net realized and unrealized gain
    (loss).............................          1.05           0.69        0.23       (2.06)      (3.92)         4.47
                                                -----          -----       -----       -----      ------        ------

Total income (loss) from investment
 operations............................          1.03           0.65        0.22       (2.07)      (3.90)         4.41
                                                -----          -----       -----       -----      ------        ------

Less distributions from net realized
  gains................................            --             --          --       (0.03)      (1.72)           --
                                                -----          -----       -----       -----      ------        ------

Net asset value, end of period.........         $9.48          $8.45       $7.80       $7.58      $ 9.68        $15.30
                                                =====          =====       =====       =====      ======        ======

Total Return+..........................         12.19%(1)       8.33%       2.90%     (21.33)%    (28.26)%       40.50%

Ratios to Average Net Assets(3):
Expenses...............................          1.17%(2)       1.13%       1.15%       1.05%       0.94%         0.93%

Net investment income (loss)...........         (0.34)%(2)     (0.53)%     (0.07)%     (0.15)%      0.19%        (0.30)%

Supplemental Data:
Net assets, end of period, in
 thousands.............................        $1,873         $2,091      $2,468      $2,622      $5,111        $4,581

Portfolio turnover rate................            72%(1)        219%        263%        325%        399%          432%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Aggressive Equity Fund

Semiannual Report
January 31, 2005

[MORGAN STANLEY LOGO]

36052RPT-RA05-00190P-Y01/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005


                                       3